Financial risk review - Schedule of Credit Risk Exposure (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
At amortized cost
Credit risk
Financial assets	$ 999,544	$ 941,971
Securities at amortized cost
Credit risk
Financial assets	11,824	77,972
Carrying amount - principal | At amortized cost
Credit risk
Financial assets	999,544	941,971
Carrying amount - principal | Securities at amortized cost
Credit risk
Financial assets	11,824	77,972
Loss allowance | At amortized cost
Credit risk
Financial assets	1,632	7,951	$ 1,790
Loss allowance | Securities at amortized cost
Credit risk
Financial assets	1	10	26
Current | Loss allowance | At amortized cost
Credit risk
Financial assets	1,230	2,170	1,790
Current | Loss allowance | Securities at amortized cost
Credit risk
Financial assets	1	10	26
Total | Expected credit losses individually assessed | Loss allowance | At amortized cost
Credit risk
Financial assets	402	1,779	0
Total | Expected credit losses individually assessed | Loss allowance | Securities at amortized cost
Credit risk
Financial assets	0	0	0
Loans at amortized cost
Credit risk
Financial assets	7,195,567	6,763,020
Loans at amortized cost | Carrying amount - principal
Credit risk
Financial assets	7,195,567	6,763,020
Loans at amortized cost | Loss allowance
Credit risk
Financial assets	59,410	55,200	41,476
Loans at amortized cost | Current | Loss allowance
Credit risk
Financial assets	34,778	28,589	20,115
Loans at amortized cost | Total | Expected credit losses individually assessed | Loss allowance
Credit risk
Financial assets	17,734	5,050	16,175
Loan commitments and financial guarantee contracts
Credit risk
Financial assets	1,325,134	942,719
Loan commitments and financial guarantee contracts | Carrying amount - principal
Credit risk
Financial assets	261,428	163,345
Loan commitments and financial guarantee contracts | Loss allowance
Credit risk
Financial assets	5,059	3,628	3,803
Loan commitments and financial guarantee contracts | Current | Loss allowance
Credit risk
Financial assets	3,905	3,605	3,472
Loan commitments and financial guarantee contracts | Total | Expected credit losses individually assessed | Loss allowance
Credit risk
Financial assets	1,154	23	$ 331
Credit risk | At amortized cost
Credit risk
Financial assets	997,912	934,020
Credit risk | Securities at amortized cost
Credit risk
Financial assets	11,823	77,962
Credit risk | Carrying amount - principal | At amortized cost
Credit risk
Financial assets	999,544	941,971
Credit risk | Carrying amount - principal | Securities at amortized cost
Credit risk
Financial assets	11,824	77,972
Credit risk | Loss allowance | At amortized cost
Credit risk
Financial assets	(1,632)	(7,951)
Credit risk | Loss allowance | Securities at amortized cost
Credit risk
Financial assets	(1)	(10)
Credit risk | Grades 1 - 4 | 0.03 - 0.74 | At amortized cost
Credit risk
Financial assets	$ 913,524	$ 736,139
Credit risk | Grades 1 - 4 | 0.03 - 0.74 | Minimun of the year | At amortized cost
Credit risk
Probability of Default	0.03%	0.03%
Credit risk | Grades 1 - 4 | 0.03 - 0.74 | Maximum of the year | At amortized cost
Credit risk
Probability of Default	0.74%	0.74%
Credit risk | Grades 1 - 4 | 0.03 - 0.74 | Carrying amount - principal | Securities at amortized cost
Credit risk
Financial assets	$ 11,824	$ 77,972
Credit risk | Grades 1 - 4 | 0.03 - 0.74 | Carrying amount - principal | Minimun of the year | Securities at amortized cost
Credit risk
Probability of Default	0.03%	0.03%
Credit risk | Grades 1 - 4 | 0.03 - 0.74 | Carrying amount - principal | Maximum of the year | Securities at amortized cost
Credit risk
Probability of Default	0.74%	0.74%
Credit risk | Grades 5 - 6 | 0.75 - 3.80 | At amortized cost
Credit risk
Financial assets	$ 86,020	$ 200,837
Credit risk | Grades 5 - 6 | 0.75 - 3.80 | Minimun of the year | At amortized cost
Credit risk
Probability of Default	0.75%	0.75%
Credit risk | Grades 5 - 6 | 0.75 - 3.80 | Maximum of the year | At amortized cost
Credit risk
Probability of Default	3.80%	3.80%
Credit risk | Grades 7 - 8 | 3.81 - 34.51 | At amortized cost
Credit risk
Financial assets		$ 4,995
Credit risk | Grades 7 - 8 | 3.81 - 34.51 | Minimun of the year | At amortized cost
Credit risk
Probability of Default		3.81%
Credit risk | Grades 7 - 8 | 3.81 - 34.51 | Maximum of the year | At amortized cost
Credit risk
Probability of Default		34.51%
Credit risk | Expected credit losses individually assessed | At amortized cost
Credit risk
Financial assets	$ 0	$ 993
Credit risk | Expected credit losses individually assessed | Securities at amortized cost
Credit risk
Financial assets	0	0
Credit risk | Expected credit losses individually assessed | Carrying amount - principal | At amortized cost
Credit risk
Financial assets	0	4,995
Credit risk | Expected credit losses individually assessed | Carrying amount - principal | Securities at amortized cost
Credit risk
Financial assets	0	0
Credit risk | Expected credit losses individually assessed | Loss allowance | At amortized cost
Credit risk
Financial assets	0	(4,002)
Credit risk | Expected credit losses individually assessed | Loss allowance | Securities at amortized cost
Credit risk
Financial assets	0	0
Credit risk | Expected credit losses individually assessed | Grades 1 - 4 | 0.03 - 0.74 | At amortized cost
Credit risk
Financial assets	0	0
Credit risk | Expected credit losses individually assessed | Grades 1 - 4 | 0.03 - 0.74 | Carrying amount - principal | Securities at amortized cost
Credit risk
Financial assets	0	0
Credit risk | Expected credit losses individually assessed | Grades 5 - 6 | 0.75 - 3.80 | At amortized cost
Credit risk
Financial assets	0	0
Credit risk | Expected credit losses individually assessed | Grades 7 - 8 | 3.81 - 34.51 | At amortized cost
Credit risk
Financial assets		4,995
Credit risk | Current | At amortized cost
Credit risk
Financial assets	969,968	888,217
Credit risk | Current | Securities at amortized cost
Credit risk
Financial assets	11,823	77,962
Credit risk | Current | Carrying amount - principal | At amortized cost
Credit risk
Financial assets	971,198	890,387
Credit risk | Current | Carrying amount - principal | Securities at amortized cost
Credit risk
Financial assets	11,824	77,972
Credit risk | Current | Loss allowance | At amortized cost
Credit risk
Financial assets	(1,230)	(2,170)
Credit risk | Current | Loss allowance | Securities at amortized cost
Credit risk
Financial assets	(1)	(10)
Credit risk | Current | Grades 1 - 4 | 0.03 - 0.74 | At amortized cost
Credit risk
Financial assets	913,524	736,139
Credit risk | Current | Grades 1 - 4 | 0.03 - 0.74 | Carrying amount - principal | Securities at amortized cost
Credit risk
Financial assets	11,824	77,972
Credit risk | Current | Grades 5 - 6 | 0.75 - 3.80 | At amortized cost
Credit risk
Financial assets	57,674	154,248
Credit risk | Current | Grades 7 - 8 | 3.81 - 34.51 | At amortized cost
Credit risk
Financial assets		0
Credit risk | Total | Expected credit losses individually assessed | At amortized cost
Credit risk
Financial assets	27,944	44,810
Credit risk | Total | Expected credit losses individually assessed | Securities at amortized cost
Credit risk
Financial assets	0	0
Credit risk | Total | Expected credit losses individually assessed | Carrying amount - principal | At amortized cost
Credit risk
Financial assets	28,346	46,589
Credit risk | Total | Expected credit losses individually assessed | Carrying amount - principal | Securities at amortized cost
Credit risk
Financial assets	0	0
Credit risk | Total | Expected credit losses individually assessed | Loss allowance | At amortized cost
Credit risk
Financial assets	(402)	(1,779)
Credit risk | Total | Expected credit losses individually assessed | Loss allowance | Securities at amortized cost
Credit risk
Financial assets	0	0
Credit risk | Total | Expected credit losses individually assessed | Grades 1 - 4 | 0.03 - 0.74 | At amortized cost
Credit risk
Financial assets	0	0
Credit risk | Total | Expected credit losses individually assessed | Grades 1 - 4 | 0.03 - 0.74 | Carrying amount - principal | Securities at amortized cost
Credit risk
Financial assets	0	0
Credit risk | Total | Expected credit losses individually assessed | Grades 5 - 6 | 0.75 - 3.80 | At amortized cost
Credit risk
Financial assets	28,346	46,589
Credit risk | Total | Expected credit losses individually assessed | Grades 7 - 8 | 3.81 - 34.51 | At amortized cost
Credit risk
Financial assets		0
Credit risk | Loans at amortized cost
Credit risk
Financial assets	7,136,157	6,707,820
Credit risk | Loans at amortized cost | Carrying amount - principal
Credit risk
Financial assets	7,195,567	6,763,020
Credit risk | Loans at amortized cost | Loss allowance
Credit risk
Financial assets	(59,410)	(55,200)
Credit risk | Loans at amortized cost | Grades 1 - 4 | 0.03 - 0.74 | Carrying amount - principal
Credit risk
Financial assets	$ 2,893,562	$ 2,864,686
Credit risk | Loans at amortized cost | Grades 1 - 4 | 0.03 - 0.74 | Carrying amount - principal | Minimun of the year
Credit risk
Probability of Default	0.03%	0.03%
Credit risk | Loans at amortized cost | Grades 1 - 4 | 0.03 - 0.74 | Carrying amount - principal | Maximum of the year
Credit risk
Probability of Default	0.74%	0.74%
Credit risk | Loans at amortized cost | Grades 5 - 6 | 0.75 - 3.80 | Carrying amount - principal
Credit risk
Financial assets	$ 3,918,847	$ 3,696,526
Credit risk | Loans at amortized cost | Grades 5 - 6 | 0.75 - 3.80 | Carrying amount - principal | Minimun of the year
Credit risk
Probability of Default	0.75%	0.75%
Credit risk | Loans at amortized cost | Grades 5 - 6 | 0.75 - 3.80 | Carrying amount - principal | Maximum of the year
Credit risk
Probability of Default	3.80%	3.80%
Credit risk | Loans at amortized cost | Grades 7 - 8 | 3.81 - 34.51 | Carrying amount - principal
Credit risk
Financial assets	$ 373,051	$ 191,701
Credit risk | Loans at amortized cost | Grades 7 - 8 | 3.81 - 34.51 | Carrying amount - principal | Minimun of the year
Credit risk
Probability of Default	3.81%	3.81%
Credit risk | Loans at amortized cost | Grades 7 - 8 | 3.81 - 34.51 | Carrying amount - principal | Maximum of the year
Credit risk
Probability of Default	34.51%	34.51%
Credit risk | Loans at amortized cost | Grades 9 - 10 | 34.52 - 100 | Carrying amount - principal
Credit risk
Financial assets	$ 10,107	$ 10,107
Credit risk | Loans at amortized cost | Grades 9 - 10 | 34.52 - 100 | Carrying amount - principal | Minimun of the year
Credit risk
Probability of Default	34.52%	34.52%
Credit risk | Loans at amortized cost | Grades 9 - 10 | 34.52 - 100 | Carrying amount - principal | Maximum of the year
Credit risk
Probability of Default	100.00%	100.00%
Credit risk | Loans at amortized cost | Expected credit losses individually assessed
Credit risk
Financial assets	$ 3,209	$ 8,546
Credit risk | Loans at amortized cost | Expected credit losses individually assessed | Carrying amount - principal
Credit risk
Financial assets	10,107	30,107
Credit risk | Loans at amortized cost | Expected credit losses individually assessed | Loss allowance
Credit risk
Financial assets	(6,898)	(21,561)
Credit risk | Loans at amortized cost | Expected credit losses individually assessed | Grades 1 - 4 | 0.03 - 0.74 | Carrying amount - principal
Credit risk
Financial assets	0	0
Credit risk | Loans at amortized cost | Expected credit losses individually assessed | Grades 5 - 6 | 0.75 - 3.80 | Carrying amount - principal
Credit risk
Financial assets	0	0
Credit risk | Loans at amortized cost | Expected credit losses individually assessed | Grades 7 - 8 | 3.81 - 34.51 | Carrying amount - principal
Credit risk
Financial assets	0	20,000
Credit risk | Loans at amortized cost | Expected credit losses individually assessed | Grades 9 - 10 | 34.52 - 100 | Carrying amount - principal
Credit risk
Financial assets	10,107
Credit risk | Loans at amortized cost | Current
Credit risk
Financial assets	6,843,198	6,605,601
Credit risk | Loans at amortized cost | Current | Carrying amount - principal
Credit risk
Financial assets	6,877,976	6,634,190
Credit risk | Loans at amortized cost | Current | Loss allowance
Credit risk
Financial assets	(34,778)	(28,589)
Credit risk | Loans at amortized cost | Current | Grades 1 - 4 | 0.03 - 0.74 | Carrying amount - principal
Credit risk
Financial assets	2,893,562	2,864,686
Credit risk | Loans at amortized cost | Current | Grades 5 - 6 | 0.75 - 3.80 | Carrying amount - principal
Credit risk
Financial assets	3,680,969	3,645,901
Credit risk | Loans at amortized cost | Current | Grades 7 - 8 | 3.81 - 34.51 | Carrying amount - principal
Credit risk
Financial assets	303,445	123,603
Credit risk | Loans at amortized cost | Current | Grades 9 - 10 | 34.52 - 100 | Carrying amount - principal
Credit risk
Financial assets	0	0
Credit risk | Loans at amortized cost | Total | Expected credit losses individually assessed
Credit risk
Financial assets	289,750	93,673
Credit risk | Loans at amortized cost | Total | Expected credit losses individually assessed | Carrying amount - principal
Credit risk
Financial assets	307,484	98,723
Credit risk | Loans at amortized cost | Total | Expected credit losses individually assessed | Loss allowance
Credit risk
Financial assets	(17,734)	(5,050)
Credit risk | Loans at amortized cost | Total | Expected credit losses individually assessed | Grades 1 - 4 | 0.03 - 0.74 | Carrying amount - principal
Credit risk
Financial assets	0	0
Credit risk | Loans at amortized cost | Total | Expected credit losses individually assessed | Grades 5 - 6 | 0.75 - 3.80 | Carrying amount - principal
Credit risk
Financial assets	237,878	50,625
Credit risk | Loans at amortized cost | Total | Expected credit losses individually assessed | Grades 7 - 8 | 3.81 - 34.51 | Carrying amount - principal
Credit risk
Financial assets	69,606	48,098
Credit risk | Loans at amortized cost | Total | Expected credit losses individually assessed | Grades 9 - 10 | 34.52 - 100 | Carrying amount - principal
Credit risk
Financial assets	0	0
Credit risk | Commitments and financial guarantees issued | Carrying amount - principal
Credit risk
Financial assets	1,063,706	779,374
Credit risk | Commitments and financial guarantees issued | Grades 1 - 4 | 0.03 - 0.74 | Carrying amount - principal
Credit risk
Financial assets	$ 457,901	$ 302,260
Credit risk | Commitments and financial guarantees issued | Grades 1 - 4 | 0.03 - 0.74 | Carrying amount - principal | Minimun of the year
Credit risk
Probability of Default	0.03%	0.03%
Credit risk | Commitments and financial guarantees issued | Grades 1 - 4 | 0.03 - 0.74 | Carrying amount - principal | Maximum of the year
Credit risk
Probability of Default	0.74%	0.74%
Credit risk | Commitments and financial guarantees issued | Grades 5 - 6 | 0.75 - 3.80 | Carrying amount - principal
Credit risk
Financial assets	$ 441,782	$ 281,250
Credit risk | Commitments and financial guarantees issued | Grades 5 - 6 | 0.75 - 3.80 | Carrying amount - principal | Minimun of the year
Credit risk
Probability of Default	0.75%	0.75%
Credit risk | Commitments and financial guarantees issued | Grades 5 - 6 | 0.75 - 3.80 | Carrying amount - principal | Maximum of the year
Credit risk
Probability of Default	3.80%	3.80%
Credit risk | Commitments and financial guarantees issued | Grades 7 - 8 | 3.81 - 34.51 | Carrying amount - principal
Credit risk
Financial assets	$ 164,023	$ 195,864
Credit risk | Commitments and financial guarantees issued | Grades 7 - 8 | 3.81 - 34.51 | Carrying amount - principal | Minimun of the year
Credit risk
Probability of Default	3.81%	3.81%
Credit risk | Commitments and financial guarantees issued | Grades 7 - 8 | 3.81 - 34.51 | Carrying amount - principal | Maximum of the year
Credit risk
Probability of Default	34.51%	34.51%
Credit risk | Commitments and financial guarantees issued | Expected credit losses individually assessed | Carrying amount - principal
Credit risk
Financial assets	$ 0	$ 0
Credit risk | Commitments and financial guarantees issued | Expected credit losses individually assessed | Grades 1 - 4 | 0.03 - 0.74 | Carrying amount - principal
Credit risk
Financial assets	0	0
Credit risk | Commitments and financial guarantees issued | Expected credit losses individually assessed | Grades 5 - 6 | 0.75 - 3.80 | Carrying amount - principal
Credit risk
Financial assets	0	0
Credit risk | Commitments and financial guarantees issued | Expected credit losses individually assessed | Grades 7 - 8 | 3.81 - 34.51 | Carrying amount - principal
Credit risk
Financial assets	0	0
Credit risk | Commitments and financial guarantees issued | Current | Carrying amount - principal
Credit risk
Financial assets	1,035,160	777,674
Credit risk | Commitments and financial guarantees issued | Current | Grades 1 - 4 | 0.03 - 0.74 | Carrying amount - principal
Credit risk
Financial assets	457,901	302,260
Credit risk | Commitments and financial guarantees issued | Current | Grades 5 - 6 | 0.75 - 3.80 | Carrying amount - principal
Credit risk
Financial assets	416,786	279,550
Credit risk | Commitments and financial guarantees issued | Current | Grades 7 - 8 | 3.81 - 34.51 | Carrying amount - principal
Credit risk
Financial assets	160,473	195,864
Credit risk | Commitments and financial guarantees issued | Total | Expected credit losses individually assessed | Carrying amount - principal
Credit risk
Financial assets	28,546	1,700
Credit risk | Commitments and financial guarantees issued | Total | Expected credit losses individually assessed | Grades 1 - 4 | 0.03 - 0.74 | Carrying amount - principal
Credit risk
Financial assets	0	0
Credit risk | Commitments and financial guarantees issued | Total | Expected credit losses individually assessed | Grades 5 - 6 | 0.75 - 3.80 | Carrying amount - principal
Credit risk
Financial assets	24,996	1,700
Credit risk | Commitments and financial guarantees issued | Total | Expected credit losses individually assessed | Grades 7 - 8 | 3.81 - 34.51 | Carrying amount - principal
Credit risk
Financial assets	3,550	0
Credit risk | Customers' liabilities under acceptances | Carrying amount - principal
Credit risk
Financial assets	261,428	163,345
Credit risk | Customers' liabilities under acceptances | Grades 1 - 4 | 0.03 - 0.74 | Carrying amount - principal
Credit risk
Financial assets	$ 163,438	$ 34,258
Credit risk | Customers' liabilities under acceptances | Grades 1 - 4 | 0.03 - 0.74 | Carrying amount - principal | Minimun of the year
Credit risk
Probability of Default	0.03%	0.03%
Credit risk | Customers' liabilities under acceptances | Grades 1 - 4 | 0.03 - 0.74 | Carrying amount - principal | Maximum of the year
Credit risk
Probability of Default	0.74%	0.74%
Credit risk | Customers' liabilities under acceptances | Grades 5 - 6 | 0.75 - 3.80 | Carrying amount - principal
Credit risk
Financial assets	$ 2,009	$ 19,782
Credit risk | Customers' liabilities under acceptances | Grades 5 - 6 | 0.75 - 3.80 | Carrying amount - principal | Minimun of the year
Credit risk
Probability of Default	0.75%	0.75%
Credit risk | Customers' liabilities under acceptances | Grades 5 - 6 | 0.75 - 3.80 | Carrying amount - principal | Maximum of the year
Credit risk
Probability of Default	3.80%	3.80%
Credit risk | Customers' liabilities under acceptances | Grades 7 - 8 | 3.81 - 34.51 | Carrying amount - principal
Credit risk
Financial assets	$ 95,981	$ 109,305
Credit risk | Customers' liabilities under acceptances | Grades 7 - 8 | 3.81 - 34.51 | Carrying amount - principal | Minimun of the year
Credit risk
Probability of Default	3.81%	3.81%
Credit risk | Customers' liabilities under acceptances | Grades 7 - 8 | 3.81 - 34.51 | Carrying amount - principal | Maximum of the year
Credit risk
Probability of Default	34.51%	34.51%
Credit risk | Customers' liabilities under acceptances | Expected credit losses individually assessed | Carrying amount - principal
Credit risk
Financial assets	$ 0	$ 0
Credit risk | Customers' liabilities under acceptances | Expected credit losses individually assessed | Grades 1 - 4 | 0.03 - 0.74 | Carrying amount - principal
Credit risk
Financial assets	0	0
Credit risk | Customers' liabilities under acceptances | Expected credit losses individually assessed | Grades 5 - 6 | 0.75 - 3.80 | Carrying amount - principal
Credit risk
Financial assets	0	0
Credit risk | Customers' liabilities under acceptances | Expected credit losses individually assessed | Grades 7 - 8 | 3.81 - 34.51 | Carrying amount - principal
Credit risk
Financial assets	0	0
Credit risk | Customers' liabilities under acceptances | Current | Carrying amount - principal
Credit risk
Financial assets	261,428	163,345
Credit risk | Customers' liabilities under acceptances | Current | Grades 1 - 4 | 0.03 - 0.74 | Carrying amount - principal
Credit risk
Financial assets	163,438	34,258
Credit risk | Customers' liabilities under acceptances | Current | Grades 5 - 6 | 0.75 - 3.80 | Carrying amount - principal
Credit risk
Financial assets	2,009	19,782
Credit risk | Customers' liabilities under acceptances | Current | Grades 7 - 8 | 3.81 - 34.51 | Carrying amount - principal
Credit risk
Financial assets	95,981	109,305
Credit risk | Customers' liabilities under acceptances | Total | Expected credit losses individually assessed | Carrying amount - principal
Credit risk
Financial assets	0	0
Credit risk | Customers' liabilities under acceptances | Total | Expected credit losses individually assessed | Grades 1 - 4 | 0.03 - 0.74 | Carrying amount - principal
Credit risk
Financial assets	0	0
Credit risk | Customers' liabilities under acceptances | Total | Expected credit losses individually assessed | Grades 5 - 6 | 0.75 - 3.80 | Carrying amount - principal
Credit risk
Financial assets	0	0
Credit risk | Customers' liabilities under acceptances | Total | Expected credit losses individually assessed | Grades 7 - 8 | 3.81 - 34.51 | Carrying amount - principal
Credit risk
Financial assets	0	0
Credit risk | Loan commitments and financial guarantee contracts
Credit risk
Financial assets	1,320,075	939,091
Credit risk | Loan commitments and financial guarantee contracts | Carrying amount - principal
Credit risk
Financial assets	1,325,134	942,719
Credit risk | Loan commitments and financial guarantee contracts | Loss allowance
Credit risk
Financial assets	(5,059)	(3,628)
Credit risk | Loan commitments and financial guarantee contracts | Expected credit losses individually assessed
Credit risk
Financial assets	0	0
Credit risk | Loan commitments and financial guarantee contracts | Expected credit losses individually assessed | Carrying amount - principal
Credit risk
Financial assets	0	0
Credit risk | Loan commitments and financial guarantee contracts | Expected credit losses individually assessed | Loss allowance
Credit risk
Financial assets	0	0
Credit risk | Loan commitments and financial guarantee contracts | Current
Credit risk
Financial assets	1,292,683	937,414
Credit risk | Loan commitments and financial guarantee contracts | Current | Carrying amount - principal
Credit risk
Financial assets	1,296,588	941,019
Credit risk | Loan commitments and financial guarantee contracts | Current | Loss allowance
Credit risk
Financial assets	(3,905)	(3,605)
Credit risk | Loan commitments and financial guarantee contracts | Total | Expected credit losses individually assessed
Credit risk
Financial assets	27,392	1,677
Credit risk | Loan commitments and financial guarantee contracts | Total | Expected credit losses individually assessed | Carrying amount - principal
Credit risk
Financial assets	28,546	1,700
Credit risk | Loan commitments and financial guarantee contracts | Total | Expected credit losses individually assessed | Loss allowance
Credit risk
Financial assets	$ (1,154)	$ (23)